Goodwill - Narrative (Details) $ in Millions	Jan. 31, 2020 USD ($)
ASC
Goodwill [Line Items]
Accumulated impairment	$ 2,362
IMS
Goodwill [Line Items]
Accumulated impairment	$ 606